Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Balance Sheet Data) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS:
Cash	$ 10,319,624	$ 9,374,549	$ 8,381,951		$ 10,192,702
Investment Securities, Available For Sale	384,973,906	362,059,429
Total Assets	868,812,599	812,681,569
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Other Notes Payable, Noncurrent	8,500,000	13,000,000
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,064,000	6,084,000
Stockholders' Equity Attributable to Parent	77,923,454	71,112,274	90,967,422	$ 87,435,385
Total Liabilities and Shareholders' Equity	868,812,599	812,681,569
Parent Company [Member]
ASSETS:
Cash	5,098,959	4,631,554	$ 8,785,338	$ 4,542,778
Investment Securities, Available For Sale	0	213,000
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	92,407,398	90,441,110
Accounts Receivable And Other Assets	28,157	31,275
Total Assets	97,689,514	95,471,939
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Accounts Payable And Other Liabilities	48,360	121,965
Other Notes Payable, Noncurrent	8,500,000	13,000,000
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,064,000	6,084,000
Stockholders' Equity Attributable to Parent	77,922,154	71,110,974
Total Liabilities and Shareholders' Equity	$ 97,689,514	$ 95,471,939